Earnings Per Share	9 Months Ended	6 Months Ended
	Sep. 30, 2011	Jun. 30, 2011 Citadel Broadcasting Corp. [Member]
Earnings Per Share

9. Earnings Per Share ("EPS")

For all periods presented, the Company has disclosed basic and diluted earnings per common share utilizing the two-class method. Basic earnings per common share is calculated by dividing net income available to common shareholders by the weighted average number of shares of common stock outstanding during the period. The Company allocates undistributed net income between each class of common stock on an equal basis as the Third Amended and Restated Charter provides that the holders of each class of common stock have equal rights and privileges, except with respect to voting on certain matters.

Nonvested restricted shares of Class A common stock and the Company Warrants are considered participating securities for purposes of calculating basic weighted average common shares outstanding in periods in which the Company records net income. Diluted earnings per share is computed in the same manner as basic earnings per share after assuming issuance of common stock for all potentially dilutive equivalent shares, which includes stock options and certain warrants to purchase common stock. Antidilutive instruments are not considered in this calculation. Under the two-class method, net income is allocated to common stock and participating securities to the extent that each security may share in earnings, as if all of the earnings for the period had been distributed. Earnings are allocated to each participating security and common share equally, after deducting dividends declared or accreted on preferred stock. The following table sets forth the computation of basic and diluted earnings per common share for the three and nine months ended September 30, 2011 and 2010 (amounts in thousands, except per share data).

	Three Months Ended September 30,		Nine Months Ended September 30,
	2011	2010	2011	2010
Basic Earnings Per Share
Numerator:
Undistributed net income	$59,538	$9,731	$76,998	$21,891
Less:
Dividends declared	1,017	—	1,017	—
Accretion of redeemable preferred stock and increased dividend adjustment	526	—	526	—
Participation rights of the Company Warrants in undistributed earnings	9,181	—	5,614	—
Participation rights of unvested restricted stock in undistributed earnings	1,507	385	2,534	822

Basic undistributed net income — attributable to common shares	$47,307	$9,346	$67,307	$21,069

Denominator:
Basic weighted average shares outstanding	73,919	40,372	53,007	40,322

Basic Earnings Per Share — attributable to common shares	$0.64	$0.23	$1.27	$0.52

Diluted Earnings Per Share:
Numerator:
Undistributed net income	$59,538	$9,731	$76,998	$21,891
Less:
Dividends declared	1,017	—	1,017	—
Accretion of redeemable preferred stock	526	—	526	—
Participation rights of the Company Warrants in undistributed net income	8,446	—	5,339	—
Participation rights of unvested restricted stock in undistributed earnings	1,386	378	2,410	806

Basic undistributed net income — attributable to common shares	$48,163	$9,353	$67,706	$21,085

Denominator:
Basic weighted average shares outstanding	73,919	40,372	53,007	40,322
Effect of dilutive options and warrants	6,445	658	2,734	824

Diluted weighted average shares outstanding	80,364	41,030	55,741	41,146

Diluted Earnings Per Share — attributable to common shares	$0.60	$0.23	$1.21	$0.51

The Company has issued to key executives and employees shares of restricted stock and stock options to purchase shares of common stock as part of the Company's equity incentive plans. At September 30, 2011, restricted stock and stock options to purchase the following amounts of common stock were issued and outstanding:

September 30, 2011
Restricted shares of Class A common stock	2,659,613
Options to purchase Class A common stock	18,533,009

12. Earnings Per Share

Successor

Basic earnings per share for the three and six months ended June 30, 2011 included the outstanding amount of both class A and class B common stock, Special Warrants, whether outstanding or held in reserve to be issued, as well as 0.7 million outstanding nonvested shares of class A common stock. The Company's class A and class B common stock and Special Warrants, including warrants held in reserve, are treated equally for accounting purposes, and the distinctions relate solely to certain voting restrictions and conversion mechanisms in order to allow the Company to comply with applicable FCC rules and regulations. Diluted earnings per share is computed in the same manner as basic earnings per share after assuming issuance of common stock for all potentially dilutive equivalent shares. There were no potentially dilutive equivalent shares related to options to purchase shares of class A common stock for the three and six months ended June 30, 2011.

Predecessor

	Predecessor
	Period from April 1, 2010 through May 31, 2010	Period from January 1, 2010 through May 31, 2010
	(In thousands, except per share data)

NUMERATOR:
Income available to common stockholders	$1,058,227	$1,069,707
DENOMINATOR:
Weighted average common shares	265,977	266,041
Effect of dilutive securities:
Convertible subordinated notes	1,920	1,920

Denominator for net income per common share—diluted	267,897	267,961

Net income per common share:
Basic	$3.98	$4.02

Diluted	$3.95	$3.99

The diluted shares outstanding for each of the two and five months ended May 31, 2010 included approximately 1.9 million shares of common stock of the Predecessor related to the conversion of the Predecessor's convertible subordinated notes. While operating under Chapter 11 of the Bankruptcy Code, the Predecessor was prohibited from paying unsecured pre-petition debts, including the convertible subordinated notes and interest thereon. Therefore, for the two and five months ended May 31, 2010, there was no related interest expense to consider in the calculation of the Predecessor's diluted shares. There were no potentially dilutive equivalent shares related to nonvested shares of common stock or options to purchase shares of common stock for the two and five months ended May 31, 2010.